Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 14,190	$ 15,274
Inventory pledges outstanding	$ 0	$ 0